Lease Cost (Details) - USD ($)	1 Months Ended	2 Months Ended
	Dec. 28, 2021	Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Amortization of right of use asset		$ 112,666
Interest on lease liabilities	$ 82,400	66,481
Total lease cost		$ 179,147